SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable	$ 1,945,000		$ 1,356,000
Intangible asset impairment loss	1,527,000
Goodwill	5,433,000		8,043,000		8,514,000	[1]
Goodwill impairment loss	3,093,000	[2]	672,000	[2]	904,000
Severance expenses	882,000		1,204,000		1,172,000
Advertising expenses	7,600,000		6,600,000		6,400,000
Deferred expenses amortization period	20 months
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	50.00%
Certain Reporting Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	4,800,000		5,200,000
Goodwill impairment loss	3,100,000
Certain Reporting Unit One [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	2,600,000		1,200,000
Goodwill impairment loss			700,000
Goodwill, fair value	1,700,000		500,000
Certain Reporting Unit Two [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	500,000
Goodwill, fair value	0
Certain Reporting Unit Three [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	1,700,000
Goodwill, fair value	$ 0

[1]	The accumulated amount of impairment loss as of January 1, 2012, December 31, 2012 and December 31, 2013 was US$ 1,780,000, US$ 2,452,000 and US$ 5,545,000, respectively.
[2]	During 2013, 2012 and 2011, the Company recorded an amount of US$ 3,093,000, US$ 672,000 and US$ 904,000, respectively, as impairment with respect to goodwill.